PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2024	$13,438	$(990)	$1,703	$14,151
Additions, net of disposals	1,035	23	—	1,058
Non-cash additions	(224)	(6)	—	(230)
Depreciation expense	—	(650)	—	(650)
Assets reclassified as held for sale	(1,866)	91	—	(1,775)
Fair value adjustments	—	—	119	119
Net foreign currency exchange differences	(86)	17	(32)	(101)
Balance at December 31, 2024	$12,297	$(1,515)	$1,790	$12,572
Additions, net of disposals	226	6	—	232
Non-cash additions	103	24	—	127
Depreciation expense	—	(285)	—	(285)
Net foreign currency exchange differences	496	(98)	174	572
Balance at June 30, 2025	$13,122	$(1,868)	$1,964	$13,218
Our company’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2024. Our company determined fair value under the income method or on a depreciated replacement cost basis. Assets under development were revalued where fair value could be reliably measured.